Income Tax Expense (Details 2) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of income tax [Abstract]
Tax loss carry forwards	$ 40,650
Mineral property interest	11,150
Other	8,587
Unrecognised Tax Benefit	$ 60,387